PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development

			Mine
	Mining	Plant and	Development
	Properties	Equipment	Costs	Total
As at December 31, 2023	$9,899,508	$7,269,861	$4,052,536	$21,221,905
Additions	429,239	486,746	1,096,341	2,012,326
Disposals	(9,328)	(33,458)	—	(42,786)
Amortization	(715,100)	(751,404)	(258,442)	(1,724,946)
Transfers between categories	—	495,419	(495,419)	—
As at December 31, 2024	$9,604,319	$7,467,164	$4,395,016	$21,466,499
Additions	870,372	444,343	1,544,116	2,858,831
Impairment reversal (Note 24)	229,000	—	—	229,000
Acquisitions (Note 5)	122,142	1,668	—	123,810
Disposals	(5,267)	(41,425)	—	(46,692)
Amortization	(553,850)	(878,290)	(348,768)	(1,780,908)
Transfers between categories	13,729	595,587	(609,316)	—
As at December 31, 2025	$10,280,445	$7,589,047	$4,981,048	$22,850,540

As at December 31, 2024
Cost	$14,779,479	$13,291,636	$6,253,774	$34,324,889
Accumulated amortization and impairments	(5,175,160)	(5,824,472)	(1,858,758)	(12,858,390)
Carrying value - December 31, 2024	$9,604,319	$7,467,164	$4,395,016	$21,466,499

As at December 31, 2025
Cost	$15,778,434	$14,133,150	$7,188,573	$37,100,157
Accumulated amortization and impairments	$(5,497,989)	(6,544,103)	(2,207,525)	$(14,249,617)
Carrying value - December 31, 2025	$10,280,445	$7,589,047	$4,981,048	$22,850,540

Schedule of geographical information of property, plant and mine development

	As at	As at
	December 31,	December 31,
	2025	2024
Canada	$19,533,387	$18,165,400
Australia	1,208,660	1,169,784
Finland	1,362,875	1,409,724
Sweden	13,812	13,812
Mexico	726,432	702,120
United States	5,374	5,659
Total property, plant and mine development	$22,850,540	$21,466,499